CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Profit for the year		$ 111,068,000	$ 224,435,000	$ 61,127,000
Adjustments for:
Income tax expense		103,441,000	170,474,000	67,271,000
Depreciation		120,934,000	96,692,000	88,969,000
Loss on disposal of property, plant and equipment		426,000	73,000	787,000
Impairment loss for non-financial assets		13,332,000	0	4,334,000
Write-off of unsuccessful exploration efforts		29,563,000	25,789,000	12,262,000
Accrual of borrowing's interests		30,839,000	36,360,000	44,378,000
Borrowings cancellation costs		0	5,141,000	6,308,000
Amortization of other long-term liabilities		(127,000)	(2,407,000)	(223,000)
Unwinding of long-term liabilities		6,456,000	6,026,000	5,079,000
Accrual of share-based payment		7,328,000	11,038,000	6,621,000
Foreign exchange loss (gain)		19,729,000	(19,725,000)	(5,049,000)
Unrealized gain on commodity risk management contracts		0	(13,023,000)	(463,000)
Income tax paid	[1]	(115,626,000)	(33,355,000)	(65,273,000)
Changes in working capital	[2]	(26,425,000)	(40,047,000)	(9,351,000)
Cash flows from operating activities - net		300,938,000	467,471,000	216,777,000
Cash flows from investing activities
Purchase of property, plant and equipment		(199,040,000)	(168,808,000)	(129,258,000)
Proceeds from disposal of long-term assets		450,000	15,135,000	2,700,000
Cash flows used in investing activities - net		(198,590,000)	(153,673,000)	(126,558,000)
Cash flows from financing activities
Proceeds from borrowings		0	0	172,174,000
Debt issuance costs paid		0	0	(2,019,000)
Principal paid		0	(172,522,000)	(274,934,000)
Interest paid		(27,500,000)	(36,514,000)	(42,592,000)
Borrowings cancellation and other costs paid		0	(9,118,000)	(12,908,000)
Lease payments		(10,267,000)	(7,851,000)	(7,518,000)
Repurchase of shares		(31,239,000)	(36,265,000)	(11,841,000)
Cash distribution		(29,715,000)	(24,282,000)	(7,224,000)
Payments for transactions with former non-controlling interest		0	0	(3,580,000)
Cash flows used in financing activities - net		(98,721,000)	(286,552,000)	(190,442,000)
Net increase (decrease) in cash and cash equivalents		3,627,000	27,246,000	(100,223,000)
Cash and cash equivalents at January 1		128,843,000	100,604,000	201,907,000
Currency translation differences		566,000	993,000	(1,080,000)
Cash and cash equivalents at the end of the year		133,036,000	128,843,000	100,604,000
Ending Cash and cash equivalents are specified as follows:
Cash in bank and bank deposits		133,023,000	128,831,000	100,587,000
Cash in hand		13,000	12,000	17,000
Cash and cash equivalents		$ 133,036,000	$ 128,843,000	$ 100,604,000

[1]	Includes self-withholding taxes for US$ 35,116,000, US$ 20,767,000 and US$ 12,469,000 in 2023, 2022 and 2021, respectively.
[2]	Includes withholding taxes from clients for US$ 27,558,000, US$ 27,256,000 and US$ 16,361,000 in 2023, 2022 and 2021, respectively.